Employee Benefit Plans - Summary of Amounts Recognized in Accumulated Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - Material defined benefit plans [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) at January 1	$ 1,309	$ 1,386
Net actuarial (gains) losses recognized in the year	(227)	(77)
Total accumulated comprehensive loss (income) at December 31,	1,082	1,309
Funded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) at January 1	1,312	1,391
Net actuarial (gains) losses recognized in the year	(224)	(79)
Total accumulated comprehensive loss (income) at December 31,	1,088	1,312
Unfunded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) at January 1	103	82
Net actuarial (gains) losses recognized in the year	(5)	21
Total accumulated comprehensive loss (income) at December 31,	98	103
Other Post Employment Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) at January 1	(106)	(87)
Net actuarial (gains) losses recognized in the year	2	(19)
Total accumulated comprehensive loss (income) at December 31,	$ (104)	$ (106)